Business combinations - Acquisition Related Costs (Details) - Legal and professional fees - GBP (£) £ in Thousands	12 Months Ended		14 Months Ended
	Jun. 30, 2025	Jun. 30, 2023	Jun. 30, 2024
GalaxE
Disclosure of detailed information about business combination [line items]
Acquisition related costs	£ 1,678
EQ Tek
Disclosure of detailed information about business combination [line items]
Acquisition related costs	49
TLM
Disclosure of detailed information about business combination [line items]
Acquisition related costs	£ 769
DEK Corporation Pty Ltd
Disclosure of detailed information about business combination [line items]
Acquisition related costs		£ 895
Mudbath & Co Pty Ltd
Disclosure of detailed information about business combination [line items]
Acquisition related costs			£ 277
Lexicon
Disclosure of detailed information about business combination [line items]
Acquisition related costs		£ 770